Annual Total Returns - Fidelity Managed Retirement 2010 Fund [BarChart] - 07.31 Fidelity Managed Retirement Funds Z6 Combo PRO-04 - Fidelity Managed Retirement 2010 Fund - Fidelity Advisor Managed Retirement 2010 Fund-Class I
Jul. 13, 2021
Bar Chart Table:
Annual Return 2010	12.37%
Annual Return 2011	(0.79%)
Annual Return 2012	11.72%
Annual Return 2013	15.50%
Annual Return 2014	5.72%
Annual Return 2015	(0.13%)
Annual Return 2016	6.86%
Annual Return 2017	10.63%
Annual Return 2018	(2.85%)
Annual Return 2019	12.63%